UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2009

Check here if Amendment [  ]; Amendment Number:   ____
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Elkhorn Partners Limited Partnership
Address: 2222 Skyline Drive
         Elkhorn, Nebraska 68022

Form 13F File Number:  28-12336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting
       Manager

Phone: (402) 289-3217

Signature, Place, and Date of Signing:

    /s/  Alan S. Parsow          Elkhorn, Nebraska        November 13, 2009
---------------------------   -----------------------   ----------------------
       [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     61

Form 13F Information Table Value Total:  $67,369
                                       (thousands)

List of Other Included Managers:          NONE

                           FORM 13F INFORMATION TABLE

------------------------ ------------ ------------- ---------- ---------- ------ ----- ---------- ------------ ---------------------
                           Title of                   Value       Shares/   SH/   Put/  Invstmt     Other        Voting Authority
    Name of Issuer          Class        CUSIP       (x$1000)    PRN Amt    PRN   Call   Dscretn    Managers
------------------------ ------------ ------------- ---------- ---------- ------ ----- ---------- ------------ -------- ------ -----
                                                                                                                 Sole   Shared  None
------------------------ ------------ ------------- ---------- ---------- ------ ----- ---------- ------------ -------- ------ -----
Anglo American PLC          ADRS         03485P201        165     10,406     SH            SOLE                 10,406
Berkshire Hathaway Inc. Del CL A         084670108      5,050         50     SH            SOLE                     50
Berkshire Hathaway Inc. Del CL B         084670207      6,663      2,005     SH            SOLE                  2,005
BMP Sunstone Corporation     COM         05569C105        383     94,000     SH            SOLE                 94,000
Breeze-Eastern Corp.         COM         106764103        367     56,517     SH            SOLE                 56,517
Bristol Myers Squibb Co.     COM         110122108        687     30,500     SH            SOLE                 30,500
Cadiz Inc.                   COM         127537207      1,669    142,681     SH            SOLE                142,681
CAE Inc.                     COM         124765108        220     26,000     SH            SOLE                 26,000
CBS Corp. New               CL B         124857202        498     41,300     SH            SOLE                 41,300
Chesapeake Energy Corp.      COM         165167107        207      7,300     SH            SOLE                  7,300
CME Group Inc.               COM         12572Q105        493      1,600     SH            SOLE                  1,600
Columbia Laboratories Inc.   COM         197779101         45     35,000     SH            SOLE                 35,000
Comarco Inc.                 COM         200080109      1,779    656,449     SH            SOLE                656,449
Comcast Corp. New         CL A SPL       20030N200      1,632    101,500     SH            SOLE                101,500
Dow Chem Co.                 COM         260543103        396     15,200     SH            SOLE                 15,200
Enerplus Resources Fund     UNIT         29274D604        858     37,500     SH            SOLE                 37,500
Fairfax Financial Hldgs Ltd  COM         303901102      7,335     19,784     SH            SOLE                 19,784
Gencorp Inc                  COM         368682100        230     43,000     SH            SOLE                 43,000
General Electric Co          COM         369604103        594     36,200     SH            SOLE                 36,200
Google Inc - CL A            COM         38259P508        285        575     SH            SOLE                    575
Healthcare Rlty TR          REIT         421946104        625     29,600     SH            SOLE                 29,600
Hollywood Media Corp         COM         436233100        531    351,882     SH            SOLE                351,882
Imergent Inc                 COM         45247Q100        364     46,200     SH            SOLE                 46,200
Innodata Isogen Inc          COM         457642205        207     26,005     SH            SOLE                 26,005
International Business Mach  COM         459200101        383      3,200     SH            SOLE                  3,200
KKR Finl Hldgs LLC          REIT         48248A306        485    105,000     SH            SOLE                105,000
K Sea Transn Partners LP    LTDP         48268Y101      1,956     97,000     SH            SOLE                 97,000
Level 3 Communications Inc   COM         52729N100        160    115,044     SH            SOLE                115,044
Lowe's Cos Inc               COM         548661107        565     27,000     SH            SOLE                 27,000
Martha Stewart Living       CL A         573083102        297     47,500     SH            SOLE                 47,500
MDC Partners Inc             COM         552697104        711     95,500     SH            SOLE                 95,500
Microsoft Corp.              COM         594918104        463     18,000     SH            SOLE                 18,000
Mortons Restaurant Grp Inc   COM         619430101        169     39,700     SH            SOLE                 39,700
Mylan Inc                    COM         628530107        304     19,000     SH            SOLE                 19,000
New Frontier Media Inc       COM         644398109         46     21,500     SH            SOLE                 21,500
NGas Resources Inc           COM         62912T103        645    270,000     SH            SOLE                270,000
NYSE Euronext                COM         629491101      1,236     42,800     SH            SOLE                 42,800
Orbit Intl Corp            COM NEW       685559304      1,962    590,000     SH            SOLE                590,000
Osteotech Inc                COM         688582105        191     43,000     SH            SOLE                 43,000
Penn West Energy Trust      UNIT         707885109        966     61,000     SH            SOLE                 61,000
Perma-Fix Environmental Svcs COM         714157104         47     20,000     SH            SOLE                 20,000
Pfizer Inc                   COM         717081103        286     17,300     SH            SOLE                 17,300
Playboy Enterprises Inc     CL A         728117201        668    185,490     SH            SOLE                185,490
Playboy Enterprises Inc     CL B         728117300        481    159,300     SH            SOLE                159,300
Polymet Mining Corp.         COM         731916102        243     92,500     SH            SOLE                 92,500
Proshares Short Dow30        ETF         74347R701        245      4,300     SH            SOLE                  4,300
Proshares Ultrashort S&P 500 ETF         74347R883        202      5,000     SH            SOLE                  5,000
Reading International Inc   CL A         755408101        170     41,403     SH            SOLE                 41,403
Rewards Network Inc          COM         761557107      8,496    618,330     SH            SOLE                618,330
Short S&P 500 Proshares      ETF         74347R503        501      8,900     SH            SOLE                  8,900
SLM Corp                     COM         78442P106        282     32,300     SH            SOLE                 32,300
Student Loan Corp            COM         863902102      1,610     34,700     SH            SOLE                 34,700
Synovis Life Technologies    COM         87162G105        155     11,200     SH            SOLE                 11,200
Taylor Devices Inc           COM         877163105        239     56,000     SH            SOLE                 56,000
Time Warner Inc              COM         887317105        340     11,800     SH            SOLE                 11,800
United Western Bancorp Inc   COM         913201109         60     15,000     SH            SOLE                 15,000
USG Corp                     COM         903293405        438     25,500     SH            SOLE                 25,500
Viacom Inc - Class B        CL B         92553P201      1,842     65,700     SH            SOLE                 65,700
Wal Mart Stores Inc          COM         931142103        334      6,800     SH            SOLE                  6,800
White Mtns Ins Group Ltd     COM         G9618E107      8,719     28,400     SH            SOLE                 28,400
Yahoo Inc                    COM         984332106        189     10,600     SH            SOLE                 10,600
